UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        5/4/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 3/31/07
                              RUN DATE: 3/31/07

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   46
                                        --------------------

Form 13F Information Table Value Total:           $94,611
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       6,167   288,310                 SOLE          0      288,310
 AGILYSYS INC                     COM         00847J105       1,586    70,603                 SOLE          0       70,603
 AMEDISYS INC                     COM         023436108       1,540    47,486                 SOLE          0       47,486
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,081    84,800                 SOLE          0       84,800
 BELDEN INC                       COM         77459105        2,278    42,500                 SOLE          0       42,500
 CHECKPOINT SYSTEMS INC           COM         162825103         972    41,100                 SOLE          0       41,100
 CIMAREX ENERGY                   COM         171798101       2,366    63,900                 SOLE          0       63,900
 COGNEX CORP                      COM         192422103         878    40,500                 SOLE          0       40,500
 COHERENT INC                     COM         192479103       1,037    32,677                 SOLE          0       32,677
 COMMSCOPE INC                    COM         203372107       1,995    46,500                 SOLE          0       46,500
 CRANE CO                         COM         224399105       2,401    59,400                 SOLE          0       59,400
 CSG SYS INTL INC                 COM         126349109       4,940   197,446                 SOLE          0      197,446
 CURTISS WRIGHT CORP              COM         231561101       1,619    42,000                 SOLE          0       42,000
 DATASCOPE CORP                   COM         238113104         615    17,000                 SOLE          0       17,000
 CYMER INC                        COM         232572107       1,597    38,442                 SOLE          0       38,442
 EFUNDS CORP                      COM         28224R101         453    17,000                 SOLE          0       17,000
 FORWARD AIR CORPORATION          COM         349853101       1,132    34,422                 SOLE          0       34,422
 FTD GROUP INC                    COM         30267U108         258    15,600                 SOLE          0       15,600
 GARDNER DENVER INC               COM         365558105       1,404    40,300                 SOLE          0       40,300
 GLOBAL PAYMENTS INC              COM         37940X102       3,924   115,200                 SOLE          0      115,200
 GREATBATCH INC                   COM         39153L106       1,122    44,000                 SOLE          0       44,000
 HEARTLAND EXPRESS INC            COM         422347104         381    24,000                 SOLE          0       24,000
 HYDRIL                           COM         448774109       1,299    13,500                 SOLE          0       13,500
 KAYDON CORP                      COM         486587108       6,678   156,900                 SOLE          0      156,900
 KEANE INC                        COM         486665102       1,023    75,300                 SOLE          0       75,300
 LINCOLN EDUCATIONAL SERVICES     COM         533535100       1,057    74,405                 SOLE          0       74,405
 MARINE PRODUCTS CORP             COM         568427108       1,922   200,803                 SOLE          0      200,803
 THE MEN'S WEARHOUSE INC          COM         587118100       1,200    25,500                 SOLE          0       25,500
 MIDDLEBY CORP                    COM         596278101       2,532    19,203                 SOLE          0       19,203
 MKS INSTRUMENTS INC              COM         55306N104       4,605   180,460                 SOLE          0      180,460
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,171    46,500                 SOLE          0       46,500
 MTC TECHNOLOGIES INC             COM         55377A106         935    44,445                 SOLE          0       44,445
 MTS SYS CORP                     COM         553777103       2,255    58,065                 SOLE          0       58,065
 MUELLER INDUSTRIES INC           COM         624756102         135     4,500                 SOLE          0        4,500
 NCI BLDG SYS INC                 COM         628852105         831    17,400                 SOLE          0       17,400
 PEROT SYSTEMS CORP SERIES A      COM         714265105       2,041   114,200                 SOLE          0      114,200
 PHARMACEUTICAL PROD DEV INC      COM         717124101       1,779    52,800                 SOLE          0       52,800
 RADIATION THERAPY SERVICES       COM         750323206       5,543   180,895                 SOLE          0      180,895
 ROLLINS INC                      COM         775711104       1,476    64,150                 SOLE          0       64,150
 PROVIDENCE SERVICE CORP          COM         743815102         752    31,698                 SOLE          0       31,698
 SIMPSON MANUFACTURING CO INC     COM         829073105       2,951    95,700                 SOLE          0       95,700
 TECHNITROL INC                   COM         878555101       2,661   101,600                 SOLE          0      101,600
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922206107       3,200    59,941                 SOLE          0       59,941
 VITAL SIGNS INC                  COM         922207105       1,649    31,725                 SOLE          0       31,725
 W-H ENERGY SERVICES INC          COM         922207105         771    16,500                 SOLE          0       16,500
 WABTEC CORP                      COM         92925E108       4,401   127,600                 SOLE          0      127,600
